SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT REPORTING
Summary information by segment for the years
	For the years ended December 31,
	2022	2021	2020
Revenue from course fees	$6,385,017	-	-
Revenue from Sino-foreign Jointly Managed Academic Programs	3,343,316	2,676,147	2,772,679
Revenue from tailored job readiness training services	1,264,411	137,772	76,400
Revenue from Technological Consulting Services for Smart Campus Solutions	279,380	1,059,453	1,995,559
Revenue from Overseas Study Consulting Services	317,228	36,174	129,485
Revenue from textbook and course material sales	13,948	-	48,976
Total revenue	$11,603,300	$3,909,546	$5,023,099